Expense Example {- Strategic Advisers® International Fund} - 02.28 Strategic Advisers International Fund PRO-09 - Strategic Advisers® International Fund - Strategic Advisers International Fund-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 63
3 years	210
5 years	416
10 years	$ 1,010